Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares		Additional paid-in capital	Retained earnings	Total
Balance at Mar. 31, 2023		$ 150,000	[1]	$ 652,637	$ 1,470,305	$ 2,272,942
Balance (in Shares) at Mar. 31, 2023	[1]	24,000,000
Dividends declared and paid to the former shareholders					(292,500)	(292,500)
Net loss for the year					(4,446)	(4,446)
Balance at Mar. 31, 2024		$ 150,000	[1]	652,637	1,173,359	1,975,996
Balance (in Shares) at Mar. 31, 2024	[1]	24,000,000
Net loss for the year					(230,515)	(230,515)
Balance at Mar. 31, 2025		$ 150,000	[1]	$ 652,637	$ 942,844	$ 1,745,481
Balance (in Shares) at Mar. 31, 2025	[1]	24,000,000

[1]	Giving retroactive effect to the 24,000,000 shares issued and outstanding following the share consolidation and share split on August 22, 2024, starting from the earliest period presented.